Business Segments (Narrative) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Operating Segments [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)	¥ 9.0	¥ 19.1
Operating Segments [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)	13.0	14.2
Operating Segments [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)	12.4	20.2
Operating Segments [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)	1.7	2.8
Operating Segments [Member] | Customer Business [Member] | Global Markets Business Group [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		46.3
Operating Segments [Member] | Global Markets Business Group [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)	40.2
Corporate And Eliminations [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)	¥ 25.5	¥ 33.8